The Arbor Fund
                               Semi-Annual Report




                              ---------------------
                               AS OF JULY 31, 1998





                                 [LOGO OMITTED]
                                    Golden Oak
                                 Family of Funds













                                   ADVISED BY
                                  CITIZENS BANK

TABLE OF CONTENTS



Letter to Shareholders ................................  2

Statements of Net Assets ..............................  3

Statement of Operations ............................... 17

Statement of Changes in Net Assets .................... 18

Financial Highlights .................................. 20

Notes to Financial Statements ......................... 22

Dear Shareholder:

The stock market and the economy have continued to forge ahead. Consumer spending has grown at a rapid pace, reflecting the tight labor market and the so-called wealth effect, which tends to result in more spending and less saving when retirement accounts and personal investment portfolios exceed expectations. At the same time, however, the export and manufacturing sectors of our economy are slowing considerably as a result of Asian countries becoming better suppliers to us and worse customers for our goods. Could we be catching the "Asian flu"?

The stronger competition and reduced demand from the Far East is seriously weakening the profit margins of U.S. companies, but analysts have expected this to be a short-lived phenomenon. As corporate executives warn of more earnings problems ahead, however, and the 3% growth of the first half is compared to a consensus earnings forecast of 10 to 12% for the fourth quarter, confidence in the forecast has begun to fade. The typical institutional investor has also lost some confidence that the current level of stock prices offers adequate value.

While the schizophrenia in the economy has definitely increased the uncertainty factor, long-term investors should resist the urge to "cut and run" -- even if stocks move sharply lower. We firmly believe that patience and a willingness to do some buying at "fire sale" prices will prove to be rewarding over time.

We are delighted to have the Golden Oak Growth Portfolio favorably featured in recent interviews, research reports and rankings of top-performing funds. The Value Line Mutual Fund Survey, Standard & Poor's Mutual Fund Reports and Barron's have all included the Growth Portfolio in recent publications. In the Lipper universe of 884 growth funds, for example, Golden Oak Growth (Class I shares) was ranked 35th with a total investment return of 41.8% for the year ended June 30, 1998. That's top 4% performance!

Once again we want to thank you for investing in the Golden Oak Funds. You have our constant commitment to add value to that investment.

                                   Sincerely,

                                   /S/Signature Omitted

                                   Dana A. Czmer
                                   Senior Vice President & Trust Officer
                                   Citizens Bank

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited


GROWTH                                         Value
PORTFOLIO                           Shares     (000)
-----------------------------------------------------
COMMON STOCKS -- 95.5%
AIR TRANSPORTATION -- 1.2%
AMR* ............................   7,400    $  529
                                             ------
AIRCRAFT -- 2.5%
General Dynamics ................  18,200       866
United Technologies .............   2,200       211
                                             ------
        Total Aircraft ..........             1,077
                                             ------
APPAREL/TEXTILES -- 1.3%
Jones Apparel Group* ............  21,200       554
                                             ------
AUTOMATION & CONTROL SYSTEMS -- 2.2%
Honeywell .......................  11,500       964
                                             ------
AUTOMOTIVE -- 0.4%
Eaton ...........................   2,700       176
                                             ------
BANKS -- 1.7%
State Street Boston .............  10,700       742
                                             ------
BEAUTY PRODUCTS -- 2.8%
Procter & Gamble ................  15,500     1,230
                                             ------
BEVERAGES -- 2.1%
Pepsico .........................  23,100       896
                                             ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.0%
Omnicom Group ...................  16,800       882
                                             ------
CHEMICALS -- 0.7%
Avery Dennison ..................   5,500       317
                                             ------
COMMUNICATIONS EQUIPMENT -- 2.7%
Lucent Technologies .............  12,400     1,146
                                             ------
COMPUTER SOFTWARE -- 3.0%
Compuware* ......................  15,400       829
Microsoft* ......................   4,400       484
                                             ------
      Total Computer Software . .             1,313
                                             ------
COMPUTERS & SERVICES -- 7.4%
Cisco Systems* ..................   4,800       460
Compaq Computer .................  10,300       339
Dell Computer* ..................  17,700     1,922
EMC* ............................   5,400       265
Sun Microsystems* ...............   5,000       236
                                             ------
        Total Computers & Services            3,222
                                             ------

GROWTH                                         Value
PORTFOLIO (continued)               Shares     (000)
----------------------------------------------------
COSMETICS -- 2.3%
Estee Lauder ....................   6,800    $  437
Gillette ........................  10,600       555
                                             ------
        Total Cosmetics .........               992
                                             ------
DRUGS -- 11.1%
Abbott Laboratories .............  11,000       457
Eli Lilly .......................   8,600       578
Pfizer ..........................  12,400     1,364
Schering Plough .................  19,800     1,916
Warner Lambert ..................   6,900       521
                                             ------
        Total Drugs .............             4,836
                                             ------
ELECTRICAL & ELECTRONIC PRODUCTS -- 3.4%
General Electric ................  16,500     1,474
                                             ------
ELECTRICAL UTILITIES -- 1.0%
AES* ............................   9,800       449
                                             ------
ENTERTAINMENT -- 1.3%
Walt Disney .....................  16,800       578
                                             ------
FINANCIAL SERVICES -- 7.8%
Capital One Financial ...........   7,300       847
Fannie Mae ......................  20,000     1,240
Greenpoint Financial ............  13,500       536
SLM Holding .....................  16,800       777
                                             ------
        Total Financial Services              3,400
                                             ------
FOOD, BEVERAGE & TOBACCO -- 4.7%
H.J. Heinz ......................   3,500       193
Philip Morris ...................  17,800       780
Quaker Oats .....................  16,800       888
Ralston Purina ..................   5,700       183
                                             ------
        Total Food, Beverage & Tobacco        2,044
                                             ------
HEALTH SERVICES -- 5.7%
HBO & Company ...................  30,912       911
Health Management
 Associates, Class A*              10,500       247
Healthsouth* ....................   7,200       181
McKesson ........................  14,000     1,129
                                             ------
        Total Health Services ...             2,468
                                             ------
INSURANCE -- 3.4%
Allstate ........................  23,200       984
SunAmerica ......................   4,800       295

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited

GROWTH                                        Value
PORTFOLIO (continued)              Shares     (000)
-----------------------------------------------------
INSURANCE -- (CONTINUED)
Wellpoint Health Networks* ......   3,200   $  196
                                            ------
        Total Insurance .........            1,475
                                            ------
LUMBER & WOOD PRODUCTS -- 1.2%
Weyerhaeuser ....................  11,800      496
                                            ------
MACHINERY -- 1.3%
Caterpillar .....................  11,500      558
                                            ------
MEDICAL SUPPLIES -- 1.5%
Becton Dickinson ................   3,000      248
Guidant .........................   5,500      409
                                            ------
        Total Medical Supplies ..              657
                                            ------
PETROLEUM & FUEL PRODUCTS -- 2.5%
Exxon ...........................   6,600      463
Phillips Petroleum ..............  14,500      641
                                            ------
        Total Petroleum & Fuel Products      1,104
                                            ------
PRINTING & PUBLISHING -- 2.7%
New York Times, Class A .........  18,600      572
Tribune .........................   8,900      598
                                            ------
        Total Printing & Publishing          1,170
                                            ------
RETAIL -- 6.2%
Best Buy* .......................  23,000    1,075
TJX .............................  42,400      996
Wal-Mart Stores .................  10,000      631
                                            ------
        Total Retail ............            2,702
                                            ------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.6%
Intel ...........................  13,200    1,114
                                            ------
TELEPHONES & TELECOMMUNICATION-- 6.8%
A T & T .........................   5,800      352
Airtouch Communications* ........  21,000    1,235
America Online* .................   3,200      374
Ameritech .......................   5,600      275
BellSouth .......................   4,900      335
Tellabs* ........................   5,100      384
                                            ------
        Total Telephones &
           Telecommunication ....            2,955
                                            ------
        Total Common Stocks
           (Cost $31,547) .......           41,520
                                            ------
                                      Face
GROWTH                              Amount    Value
PORTFOLIO (concluded)                (000)    (000)
------------------------------------------------------
REPURCHASE AGREEMENT -- 4.5%
J.P. Morgan (A)
    5.58%, dated 07/31/98, matures
    08/03/98, repurchase price
    $1,979,418 (collateralized by
    U.S. Treasury Bill:  total market
    value $2,018,144) ...........  $1,978   $ 1,978
                                            -------
        Total Repurchase Agreement
           (Cost $1,978) ........             1,978
                                            -------
        Total Investments -- 100.0%
           (Cost $33,525) .......            43,498
                                            -------
OTHER ASSETS AND LIABILITIES, NET-- 0.0%         --
                                            -------


NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 2,845,631 outstanding
    shares of beneficial interest            27,763
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 30,640 outstanding
    shares of beneficial interest               350
Undistributed net investment income              19
Accumulated net realized gain
    on investments .............              5,393
Net unrealized appreciation
    on investments .............              9,973
                                            -------
Total Net Assets -- 100.0% ......           $43,498
                                            =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..            $15.13
                                            =======
Net Asset Value and Redemption
    Price Per Share -- Class A ..            $14.94
                                            =======
Maximum Offering Price Per Share --
    Class A ($14.94 / 94.25%)                $15.85
                                            =======
---------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited


VALUE                                         Value
PORTFOLIO                          Shares     (000)
----------------------------------------------------
COMMON STOCKS -- 96.6%
AIR TRANSPORTATION -- 2.0%
AMR* ............................  10,000    $  714
                                             ------
AIRCRAFT -- 2.6%
United Technologies .............  10,000       958
                                             ------
AUTOMOTIVE -- 5.0%
Dana ............................  12,520       623
Ford Motor ......................   9,885       563
General Motors ..................   9,000       651
                                             ------
        Total Automotive ........             1,837
                                             ------
BANKS -- 13.7%
Chase Manhattan .................   3,750       284
Citicorp ........................   5,400       918
Dime Bancorp ....................  24,000       714
Fleet Financial Group ...........   7,800       670
Mellon Bank .....................  11,320       763
NationsBank .....................   8,300       662
Norwest .........................  18,800       676
Peoples Heritage Financial Group   14,200       321
                                             ------
        Total Banks .............             5,008
                                             ------
BEAUTY PRODUCTS -- 1.5%
Procter & Gamble ................   2,100       167
Johnson & Johnson ...............   4,700       363
                                             ------
        Total Beauty Products ...               530
                                             ------
BUILDING & CONSTRUCTION -- 4.8%
American Standard Companies* ....   8,300       395
Lennar ..........................  10,000       276
Lone Star Industries ............   8,300       604
Southdown .......................   7,800       488
                                             ------
        Total Building & Construction         1,763
                                             ------
CHEMICALS -- 1.1%
Millenium Chemicals .............  14,500       391
                                             ------
COMPUTERS & SERVICES -- 10.9%
3Com* ...........................  12,000       297
Avid Technology* ................  30,000     1,052
International Business
  Machines ......................   3,000       397
Lexmark International Group,
  Class A* ......................  13,000       865
Scitex Limited ..................  10,000       118
Sterling Software* ..............  12,500       326
Unisys* .........................  32,600       899
                                             ------
        Total Computers & Services            3,954
                                             ------


VALUE                                         Value
PORTFOLIO (continued)              Shares     (000)
----------------------------------------------------
DRUGS -- 6.6%
Allergan ........................   7,400    $  387
ICN Pharmaceuticals .............  13,800       391
Pharmacia & Upjohn ..............  16,600       786
Schering Plough .................   8,500       822
                                             ------
        Total Drugs .............             2,386
                                             ------
ELECTRICAL UTILITIES -- 5.2%
Conectiv ........................  26,250       538
FPL Group .......................  10,000       608
Houston Industries ..............  12,500       349
Nipsco Industries ...............  15,720       419
                                             ------
        Total Electrical Utilities            1,914
                                             ------
ELECTRICAL & ELECTRONIC PRODUCTS -- 2.7%
General Electric ................   4,600       411
Philips Electronics ADR .........   7,000       572
                                             ------
        Total Electrical &
           Electronic Products ..               983
                                             ------
ENTERTAINMENT -- 1.4%
Anchor Gaming* ..................   7,500       510
                                             ------
FINANCIAL SERVICES -- 7.6%
Bear Stearns ....................   6,500       366
Fannie Mae ......................  11,830       733
First American Financial ........  18,000       477
MBNA ............................  10,482       351
Morgan Stanley, Dean Witter,
   Discover .....................   9,500       827
                                             ------
        Total Financial Services              2,754
                                             ------
FOOD, BEVERAGE & TOBACCO -- 1.9%
Unilever ........................   4,900       341
Universal .......................  10,000       348
                                             ------
        Total Food, Beverage & Tobacco          689
                                             ------
HEALTH SERVICES -- 1.2%
Columbia/HCA Healthcare .........  15,600       445
                                             ------
INDUSTRIAL -- 2.0%
Textron .........................   4,000       295
Tyco International Limited ......   7,080       439
                                             ------
        Total Industrial ........               734
                                             ------
INSURANCE -- 2.5%
Sunamerica ......................  14,700       903
                                             ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited


VALUE                                         Value
PORTFOLIO (continued)              Shares     (000)
----------------------------------------------------
MARINE TRANSPORTATION -- 1.2%
Royal Caribbean Cruises .........   5,900   $  438
                                            ------
MEASURING DEVICES -- 0.6%
Mettler-Toledo International* ...  10,000      211
                                            ------
OFFICE FURNITURE & FIXTURES -- 1.9%
Knoll* ..........................  20,000      707
                                            ------
PETROLEUM & FUEL PRODUCTS -- 1.3%
Apache Corp .....................  10,000      265
Global Industries* ..............  17,500      218
                                            ------
        Total Petroleum & Fuel Products        483
                                            ------
PETROLEUM REFINING -- 2.7%
Exxon ...........................  10,000      701
Mobil ...........................   4,000      279
                                            ------
        Total Petroleum Refining               980
                                            ------
PROFESSIONAL SERVICES -- 1.1%
American Management Systems .....  14,000      420
                                            ------
RETAIL -- 7.5%
Ann Taylor Stores* ..............  10,000      211
Dayton-Hudson ...................  15,000      717
Office Depot* ...................  25,000      813
Safeway* ........................   8,800      390
TJX .............................  25,000      588
                                            ------
        Total Retail ............            2,719
                                            ------
RUBBER & PLASTIC -- 1.1%
Rubbermaid ......................  12,000      400
                                            ------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.7%
Intel ...........................   2,500      211
LSI Logic* ......................  20,000      414
                                            ------
        Total Semi-Conductors/Instruments      625
                                            ------
TELEPHONES & TELECOMMUNICATION -- 4.8%
Aliant Communications ...........  15,000      405
Bell Atlantic ...................  10,940      496
Comverse Technology* ............   7,000      357
U.S. West .......................   9,560      510
                                            ------
        Total Telephones &
           Telecommunication ....            1,768
                                            ------
        Total Common Stocks
           (Cost $27,519) .......           35,224
                                            ------

                                     Face
VALUE                              Amount     Value
PORTFOLIO (concluded)               (000)     (000)
-----------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
Morgan Stanley (A)
    5.25%, dated 07/31/98, matures
    08/03/98, repurchase price
    $866,845 (collateralized by
    U.S. Treasury Note:
    total market value $884,115)  $   863  $   863
                                           -------
        Total Repurchase Agreement
           (Cost $863) ..........              863
                                           -------
        Total Investments -- 99.0%
           (Cost $28,382) .......           36,087
                                           -------
OTHER ASSETS AND LIABILITIES, NET-- 1.0%       360
                                           -------


NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 3,557,352 outstanding
    shares of beneficial interest           22,464
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 18,617 outstanding
    shares of beneficial interest              196
Undistributed net investment income             26
Accumulated net realized gain
    on investments ..............            6,056
Net unrealized appreciation
    on investments ..............            7,705
                                           -------
Total Net Assets -- 100.0%                 $36,447
                                           =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..           $10.19
                                           =======
Net Asset Value and Redemption
    Price Per Share -- Class A ...          $10.19
                                           =======
Maximum Offering Price Per Share --
    Class A ($10.19 / 94.25%) ...           $10.81
                                           =======

--------------------------------------------------
* Non-income producing securities
ADR -- American Depository Receipt
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited

                                     Face
INTERMEDIATE-TERM INCOME           Amount     Value
PORTFOLIO                           (000)     (000)
----------------------------------------------------
CORPORATE OBLIGATIONS -- 32.8%
BANKING -- 2.3%
Bank of Montreal
    10.000%, 09/01/98 ...........  $1,000    $ 1,002
Huntington National MTN
    6.050%, 08/25/99 ............   2,000      2,000
                                             -------
        Total Banking ...........              3,002
                                             -------
FINANCIAL SERVICES -- 6.7%
Associates Corporation of North America
    8.550%, 07/15/09 ............   2,000      2,330
BHP Finance
    8.500%, 12/01/12 ............   3,917      4,495
Boeing Capital MTN
    7.250%, 02/01/11 ............   1,000      1,065
Chrysler Financial
    13.250%, 10/15/99 ...........   1,000      1,083
                                             -------
        Total Financial Services               8,973
                                             -------
INDUSTRIAL -- 14.2%
Cooper Industries MTN
    6.375%, 05/08/08 ............   2,000      2,007
Hertz
    7.000%, 05/01/02 ............   2,800      2,870
International Lease Finance
    6.270%, 02/10/99 ............   1,725      1,729
Philip Morris
    7.000%, 07/15/05 ............   1,500      1,536
RR Donnelley & Sons
    6.700%, 07/05/05 ............   1,000      1,036
TRW
    7.370%, 04/18/07 ............   4,500      4,826
Unocal
    6.500%, 05/01/08 ............   2,000      1,992
US Airways
    6.760%, 04/15/08 ............     939        963
WMX Technologies
    7.000%, 05/15/05 ............   2,000      2,050
                                             -------
        Total Industrial ........             19,009
                                             -------
RAILROADS -- 2.2%
CSX
    6.400%, 06/15/09 ............   2,000      1,981
Union Pacific,
    Callable 01/15/01 @ 100
    6.125%, 01/15/04 ............   1,000        992
                                             -------
        Total Railroads .........              2,973
                                             -------

                                      Face
INTERMEDIATE-TERM INCOME            Amount    Value
PORTFOLIO (continued)                (000)    (000)
-----------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 5.2%
Cable & Wireless Communications
    6.750%, 03/06/08 ............ $ 1,000    $ 1,003
GTE North
    6.375%, 02/15/10 ............   2,000      1,990
U.S. West Capital Funding
    6.375%, 07/15/08 ............   3,000      2,970
    6.875%, 07/15/28 ............   1,000      1,005
                                             -------
        Total Telephones &
           Telecommunication ....              6,968
                                             -------
WHOLESALE -- 2.2%
Supervalu MTN
    6.640%, 06/09/06 ............   3,000      2,996
                                             -------
        Total Corporate Obligations
           (Cost $43,529) .......             43,921
                                             -------


U.S. GOVERNMENT AGENCY BONDS -- 4.9%
FHLB
    5.740%, 02/25/05 ............   3,500      3,487
FNMA MTN
    6.580%, 05/14/08 ............   3,000      3,012
                                             -------
        Total U.S. Government Agency Bonds
           (Cost $6,445) ........              6,499
                                             -------


U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.5%
FNMA
    7.040%, 08/01/15 ............   1,409      1,520
FNMA, REMIC, Ser 1993-131, Cl B
    5.750%, 06/25/06 ............     639        638
FNMA, REMIC, Ser 1993-M1, Cl A
    7.109%, 04/25/20 ............     357        358
FNMA, Ser 1998-M2, Cl D
    6.250%, 01/17/36 ............   5,000      4,894
                                             -------
        Total U.S. Agency
           Mortgage-Backed
           Obligations
           (Cost $7,292) ........              7,410
                                             -------


U.S. TREASURY OBLIGATIONS -- 42.7%
U.S. Treasury Bonds
    7.500%, 11/15/16 ............  14,500     17,245
    6.250%, 08/15/23 ............   2,000      2,117
U.S. Treasury Notes
    7.750%, 02/15/01 ............   5,375      5,655

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited
                                     Face
INTERMEDIATE-TERM INCOME           Amount     Value
PORTFOLIO (continued)               (000)     (000)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS -- (CONTINUED)
    6.250%, 04/30/01 ............ $ 6,000    $ 6,108
    7.500%, 05/15/02 ............   2,700      2,876
    6.375%, 08/15/02 ............  10,000     10,284
    7.875%, 11/15/04 ............   3,600      4,030
    5.875%, 11/15/05 ............   5,000      5,084
    6.625%, 05/15/07 ............   1,000      1,070
    6.125%, 08/15/07 ............   2,500      2,596
                                             -------
        Total U.S. Treasury Obligations
           (Cost $55,943) .......             57,065
                                             -------


ASSET-BACKED SECURITIES -- 11.9%
BA Mortgage Securities, REMIC,
    Ser 1998-1, Cl 2A6
    6.500%, 05/28/13 ............   2,127      2,100
Bay View Auto Trust,
    Ser 1997-RA1, Cl A1,
    6.290%, 12/15/01 ............     530        531
First Union Residential
    Securitization Trust,
    Ser 1998-A, Cl B1
    7.000%, 08/25/28 ............   2,966      2,977
Homeside Mortgage
    Securities, REMIC,
    Ser 1998-2, Cl A4
    7.000%, 06/25/28 ............   2,669      2,634
PNC, Ser 1998-6, Cl A18
    6.750%, 05/01/08 ............   1,923      1,905
Residential Assistance
    Securities Trust,
    Ser 1998-A4, Cl A5
    6.750%, 05/25/28 ............   5,000      4,863
WFS Financial Owner Trust,
    Ser 1996-B, Cl A3
    6.650%, 08/20/00 ............     911        913
                                             -------
        Total Asset-Backed Securities
           (Cost $15,975) .......             15,923
                                             -------


REPURCHASE AGREEMENT -- 1.4%
Morgan Stanley (A)
    5.57%, dated 07/31/98,
    matures 08/03/98, repurchase
    price $1,885,372 (collateralized
    by U.S. Treasury Bill:
    total market value $1,932,121)  1,884      1,884
                                             -------

INTERMEDIATE-TERM INCOME                     Value
PORTFOLIO (concluded)                        (000)
----------------------------------------------------
        Total Repurchase Agreement
           (Cost $1,884) ........           $  1,884
                                            --------

        Total Investments -- 99.2%
           (Cost $131,069) ......            132,702
                                            --------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%      1,110
                                            --------


NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 13,298,864 outstanding
    shares of beneficial interest .......    132,109
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 39,621 outstanding
    shares of beneficial interest .......        408
Undistributed net investment income .....         23
Accumulated net realized loss on investments    (361)
Net unrealized appreciation on investments     1,633
                                            --------
Total Net Assets-- 100.0%                   $133,812
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I                $10.03
                                            ========
Net Asset Value and Redemption
    Price Per Share -- Class A                $10.03
                                            ========
Maximum Offering Price Per Share --
    Class A ($10.03 / 95.5%)                  $10.50
                                            ========
--------------------------------------------------------------------------------
Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited
                                     Face
MICHIGAN TAX FREE BOND             Amount     Value
PORTFOLIO                           (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.2%
MICHIGAN -- 98.2%
Alpena County, GO, AMBAC
    5.450%, 06/01/01 .........     $  250     $  259
Anchor Bay, School
    District, GO, MBIA
    6.000%, 05/01/03 .........        870        935
Ann Arbor, Water Supply
    System, RB, MBIA
    7.375%, 02/01/02 .........      1,000      1,101
Auburn Hills, Finance
    Authority, Tax Allocation,
    RB, Series A (A)
    7.000%, 05/01/00 .........        300        305
Avondale, School District, GO
    6.600%, 05/01/05 .........        200        214
    6.700%, 05/01/06 .........        200        214
Big Rapids, Public School
    District, GO, FGIC
    7.300%, 05/01/05 .........        250        292
Calhoun County, GO, AMBAC
    4.950%, 07/01/03 .........      1,000      1,031
Central Michigan State
    University, RB, FGIC
    5.200%, 10/01/09 .........        860        900
Cheboygan, School District,
    GO, MBIA
    6.000%, 05/01/02 .........        260        276
Chippewa Valley, School
    District, GO,
    Pre-refunded
    @ 101.50, FGIC (B)
    6.200%, 05/01/01 .........        250        268
Clarkston, Community
    Schools, GO, FGIC,
    Pre-refunded @ 101
    5.800%, 05/01/05 .........      1,000      1,097
Clinton County, Building
    Authority, GO,
    Macomb County
    Project, Series A,
    Pre-refunded @ 102,
    AMBAC (B)
    6.400%, 11/01/01 .........        250        272
De Witt, Public Schools,
    GO, AMBAC
    6.000%, 05/01/03 .........        935      1,005
De Witt, Public Schools, GO,
    Pre-refunded @ 101.5 (B)
    6.600%, 05/01/01 .........        300        324
Dearborn, Municipal
    Building Authority,
    GO, AMBAC
    7.000%, 06/01/01 .........        300        322
    7.000%, 06/01/02 .........        475        521
    7.000%, 06/01/03 .........        505        564

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)               (000)      (000)
--------------------------------------------------------------------------------
Detroit, Distributable
    State Aid, GO, AMBAC
    5.000%, 05/01/05 .........     $  200     $  207
Detroit, GO, Pre-refunded @ 102 (B)
    8.000%, 04/01/01 .........      1,000      1,119
Detroit, GO, Refunding
    Bond, AMBAC
    5.250%, 05/01/08 .........      1,000      1,054
Detroit, School District, GO
    6.250%, 05/01/12 .........        850        904
Detroit, Sewer Disposal, RB,
    Pre-refunded @ 101.5 (B)
    7.250%, 07/01/99 .........        200        209
Detroit, Water Supply
   System, RB, FGIC
    6.250%, 07/01/07 .........        500        533
Detroit, Water Suppl
    System, Second Lien,
    RB, Series A, MBIA
    5.100%, 07/01/07 .........        500        519
East Lansing, Refunding
    Bond, GO, Series B
    4.850%, 10/01/07 .........        315        317
Ferris State University,
    RB, AMBAC,
    Pre-refunded @ 101
    5.400%, 04/01/07 .........        675        728
Flat Rock, Community
    School District,
    GO, MBIA
    7.750%, 05/01/04 .........        675        791
Flint, Refunding Bond,
    GO, MBIA
    6.000%, 11/01/03 .........      1,040      1,124
Fraser, Public School
    District, GO, AMBAC
    6.550%, 05/01/99 .........        100        102
Grand Rapids, Building
    Authority, RB
    5.375%, 04/01/07 .........        200        211
Grand Rapids, Downtown
    Development Authority,
    RB, MBIA
    6.600%, 06/01/08 .........        200        225
Grand Rapids, Water
    Supply, RB, FGIC,
    Escrowed to Maturity
    6.400%, 01/01/05 .........      1,000      1,064
Grand Valley, Michigan
    State University,
    RB, MBIA
    4.300%, 10/01/01 .........        500        503
Grandville, Public
    School District, GO
    4.000%, 05/01/99 .........        345        346


  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)               (000)      (000)
--------------------------------------------------------------------------------
MICHIGAN --  (CONTINUED)
Haslett, Public School
    District, GO, MBIA
    6.000%, 05/01/02 .........     $  310     $  329
    6.000%, 05/01/03 .........        310        333
Howell, Public Schools,
    GO, FGIC
    5.000%, 05/01/08 .........      1,000      1,031
Ingham County, Proctor
    Drain System
    Project, GO
    7.100%, 02/01/01 .........        180        186
Iron Mountain, Finance
    Authority, GO, AMBAC
    5.000%, 05/01/05 .........        250        258
Johannesburg-Lewiston,
    Area Schools,
    GO, AMBAC
    6.750%, 05/01/02 .........        280        304
    6.750%, 05/01/03 .........        320        354
    6.000%, 05/01/04 .........        365        396
Kalamazoo, City School
    District, GO, FGIC
    4.550%, 05/01/01 .........      1,000      1,011
Kalamazoo, Hospital
    Finance Authority,
    Borgess Medical
    Center, Series A,
    RB, AMBAC
    5.000%, 06/01/04 .........      1,000      1,029
Kalamazoo, Water Supply
    System Project, RB
    6.000%, 09/01/07 .........        425        455
Kent, Hospital Authority,
    RB, Mary Free Bed
    Project, Series A
    6.250%, 04/01/03 .........        250        263
Kent County, Building
    Authority, GO
    5.000%, 12/01/06 .........        500        522
    5.100%, 12/01/07 .........        500        524
Kentwood, Public School
    System, GO
    5.900%, 05/01/04 .........        380        407
Kentwood, Public School
    System, GO,
    Pre-refunded @ 102 (B)
    5.900%, 05/01/02 .........        370        399
Lansing, Building Authority, GO,
    Escrowed to Maturity
    7.100%, 06/01/02 .........        100        110
Lansing, Finance Authority, GO
    6.100%, 10/01/03 .........        250        272
Lincoln, School District, GO, FGIC,
    Escrowed to Maturity
    5.750%, 05/01/09 .........        900        964

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
Livonia, Municipal
    Building Authority, RB
    5.750%, 06/01/04 .........     $  250     $  267
Livonia, Public School
    District, GO
    5.450%, 05/01/01 .........        200        207
Livonia, Water Supply
    & Wastewater System,
    RB, AMBAC
    5.200%, 11/01/09 .........      1,000      1,021
Macomb County, Community
    College, GO
    4.625%, 05/01/99 .........        835        841
Montague, Public School
    District, GO, FSA
    5.125%, 05/01/06 .........        300        314
    5.125%, 05/01/08 .........        300        312
Northville, Public
    Schools, GO, FGIC
    5.000%, 05/01/10 .........        500        510
Oak Park, GO, ABMAC
    5.200%, 05/01/06 .........        250        261
Oakland County, Acacia
    Park Drain District,
    GO, MBIA
    8.000%, 10/01/99 .........        125        131
    8.000%, 10/01/00 .........        110        119
Oakland County, Birmingham
    Drain District,
    GO, Series C
    7.500%, 10/01/99 .........        230        239
    7.500%, 10/01/00 .........        325        348
    7.500%, 10/01/01 .........        325        357
Oakland County, Bloomfield
    Drain District,
    GO, Series C
    8.000%, 10/01/98 .........        200        201
    7.500%, 10/01/99 .........        200        208
    7.500%, 10/01/00 .........        300        321
    7.500%, 10/01/01 .........        275        302
Oakland County, Caddell
    Drain District, GO
    6.300%, 11/01/99 .........        100        102
Oakland County,
    Economic Development
    Authority, Cranbrook
    Elderly Community
    Project, RB
    6.375%, 11/01/14 .........      1,000      1,112
Okemos, Public School
    District, Series I, GO
    6.300%, 05/01/00 .........        750        779
Pewamo, Westphalia
    School District,
    GO, FGIC
    5.000%, 05/01/06 .........        275        285

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited
                                      Face
MICHIGAN TAX FREE BOND               Amount     Value
PORTFOLIO (continued)                 (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN --  (CONTINUED)
Plymouth-Canton,
    Community School
    District, GO, Series B
    6.250%, 05/01/02 .........     $1,400     $1,487
    6.350%, 05/01/03 .........        300        319
Plymouth-Canton,
    Community School
    District, GO, Series C
    5.900%, 05/01/02 .........        250        265
    6.200%, 05/01/05 .........        250        271
Pontiac, Building
    Authority, GO, AMBAC
    6.400%, 04/01/00 .........        110        114
Pontiac, Building
    Authority, GO, AMBAC,
    Pre-refunded @ 101 (B)
    6.875%, 04/01/01 .........        200        217
Redford Township, GO, AMBAC
    6.750%, 04/01/06 .........        200        219
Riverview, Community
    School District, GO,
    Pre-refunded @ 101.50,
    FGIC (B)
    6.400%, 05/01/02 .........        250        273
Rochester, Community
    School District,
    GO, MBIA
    5.500%, 05/01/06 .........      1,000      1,070
Rochester Hills, GO,
    Refunding Bond
    5.500%, 11/01/06 .........        250        261
    5.500%, 11/01/07 .........        250        262
Romeo, Community
    School District, GO,
    Pre-refunded @ 101 (B)
    6.900%, 05/01/00 .........        100        106
Royal Oak, City
    School District, GO,
    Pre-refunded  @ 101.50 (B)
    6.500%, 05/01/01 .........        230        248
Royal Oak, Hospital
    Finance Authority, RB,
    Pre-refunded @ 100 (B)
    7.750%, 01/01/00 .........        120        126
Saline, Building Authority,
    GO, AMBAC
    7.000%, 07/01/05 .........        100        109
South Lyon, School District, GO
    6.100%, 05/01/00 .........        100        104
    6.500%, 05/01/05 .........        350        377
State, Building Authority,
    Ferris State
    University, Series 1, GO,
    Pre-refunded @ 101.50 (B)
    6.750%, 10/01/00 .........        250        268


                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
State, Building Authority,
    RB, AMBAC
    6.750%, 10/01/07 .........     $  245     $  266
State, Building Authority,
    Series B, RB
    5.000%, 04/01/01 .........        500        512
State, Building Authority,
    Series I, RB
    6.400%, 10/01/04 .........        650        702
    6.500%, 10/01/05 .........        500        542
State, Building Authority,
    Series I, RB, AMBAC
    6.000%, 10/01/02 .........        300        321
    5.500%, 10/01/07 .........      1,000      1,073
State, Building Authority,
    Series II, RB
    5.900%, 10/01/99 .........        100        103
    6.000%, 10/01/00 .........        100        104
    6.500%, 10/01/05 .........        120        130
State, Building Authority,
    Series II, RB, AMBAC
    6.250%, 10/01/04 .........        300        322
State, Building Authority,
    Series II, RB, FSA
    6.200%, 10/01/02 .........        250        269
State, Financial Assurance Authority,
    Underground Storage Tank,
    Series I, RB, AMBAC
    5.000%, 05/01/01 .........      1,000      1,023
State, Higher Education
    Facilities Authority,
    Thomas M. Cooley
     College Project, RB (A)
    4.500%, 05/01/04 .........        750        750
State, Hospital Authority,
    Detroit Medical
    Center, Series A, RB
    6.900%, 08/15/99 .........        160        164
    7.100%, 08/15/01 .........        165        178
State, Hospital Authority,
    Henry Ford Health
    Center, Series A, RB
    5.100%, 11/15/07 .........        600        623
State, Hospital Authority, Oakwood
    Hospital Group, RB, FGIC,
    Pre-refunded @ 102 (B)
    7.000%, 07/01/00 .........        500        538
State, Hospital Finance
    Authority, Botsford
    Group, Series A, RB, MBIA
    4.400%, 02/15/04 .........      1,000        999
State, Hospital Finance
    Authority, Detroit
    Medical Center Project, RB
    6.250%, 08/15/13 .........        675        724

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited
                                      Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN --  (CONTINUED)
State, Hospital Finance
    Authority, Detroit
    Medical Group, Series A,
    RB, AMBAC
    5.000%, 08/15/05 .........   $  2,180     $2,248
State, Hospital Finance
    Authority, Mclaren
    Group, Series A, RB
    5.000%, 10/15/04 .........      1,000      1,030
    5.200%, 10/15/06 .........        750        776
State, Hospital Finance
    Authority, Mclaren
    Group, Series A, RB,
    Escrowed to Maturity
    7.200%, 09/15/00 .........        200        214
State, Hospital Finance
    Authority, Mid Michigan
    Group, Series A, RB, FSA
    5.500%, 06/01/08 .........      1,400      1,493
State, Hospital Finance
    Authority, Sisters of
    Mercy Project, RB, MBIA
    4.900%, 08/15/05 .........      1,000      1,026
State, Hospital Finance
    Authority, Sparrow
    Group, RB, MBIA
    5.200%, 11/15/07 .........        480        501
    5.300%, 11/15/08 .........        450        474
    5.400%, 11/15/09 .........        450        475
State, Hospital Finance
    Authority, St. John
    Hospital, Series A, RB, AMBAC
    5.650%, 05/15/03 .........        300        317
State, Hospital Finance
    Authority, St. John
    Hospital & Medical
    Center, RB, AMBAC
    5.000%, 05/15/04 .........        750        772
State, Housing Development
    Authority, Greenwood
    Villa Project, RB, FSA
    6.500%, 09/15/07 .........        160        173
State, Municipal Bond Authority,
    Revolving Fund, RB
    5.500%, 10/01/06 .........        810        867
    5.150%, 10/01/08 .........      1,000      1,038
State, Municipal Bond Authority,
    Revolving Fund, Series A, RB
    6.000%, 10/01/02 .........      1,000      1,071
State, Municipal Bond Authority,
    Series A, RB
    6.500%, 05/01/07 .........        250        273
State, Power Supply System, RB, MBIA
    5.800%, 11/01/05 .........        400        435


                                      Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
State, Public Power Agency,
    Belle River
    Project, Series A, RB
    5.400%, 01/01/01 .........     $  250     $  258
    5.200%, 01/01/04 .........        300        312
State, Public Power
    Agency, Campbell
    Project, Series A, RB, AMBAC
    5.000%, 01/01/03 .........        500        516
    5.500%, 01/01/06 .........        500        532
State, Roseville School
    District, GO, FSA
    4.450%, 05/01/06 .........      1,500      1,504
State, Sisters Mercy
    Health System, RB, FSA
    5.700%, 02/15/01 .........        250        259
State, Strategic Fund,
   Ford Motor Project,
    Series A, RB
    7.100%, 02/01/06 .........        350        408
State, Strategic Fund,
    NSF Internal Project,
    Series A, RB (A)
    5.400%, 08/01/10 .........      1,105      1,144
    5.500%, 08/01/11 .........      1,065      1,104
State, Trunk Line, Series A, RB
    5.625%, 10/01/03 .........        500        533
State, Trunk Line, Series B-2, RB
    5.750%, 10/01/04 .........        350        377
State, University, Series A, RB,
    Pre-refunded @ 101 (B)
    6.125%, 08/15/02 .........      1,250      1,353
State, Washtenaw
    County Community
    College, Series A, GO
    4.350%, 04/01/05 .........      1,375      1,375
Traverse City, Area
   Public Schools,
    Series I, GO, MBIA
    7.250%, 05/01/05 .........        950      1,106
Traverse City, Area
    Public Schools,
    Series I, GO,
    Pre-refunded @ 102 (B)
    7.000%, 05/01/01 .........        100        109
Traverse City, Area
    Public Schools,
    Series II, GO,
    Pre-refunded @ 101.50 (B)
    7.000%, 05/01/01 .........        200        218
Troy, City School District, GO
    4.750%, 05/01/08 .........      1,000      1,013
Troy, City School District, GO,
    Pre-refunded @ 101.5 (B)
    6.000%, 05/01/01 .........        250        266


     The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited

                                     Face
MICHIGAN TAX FREE BOND             Amount     Value
PORTFOLIO (continued)               (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN --  (CONTINUED)
University of Michigan,
    Hospital Revenue,
    Series A, RB
    5.800%, 12/01/05 .........     $  400     $  428
University of Michigan,
    Major Capital
    Projects, Series B, RB
    5.300%, 04/01/05 .........        250        265
Utica, Community Schools, GO
    5.375%, 05/01/02 .........        200        209
    5.750%, 05/01/07 .........        500        536
Walled Lake, School
    District, GO, MBIA
    5.500%, 05/01/02 .........        500        523
Walled Lake, School
    District, Series II,
    GO, Pre-refunded @ 102 (B)
    7.100%, 05/01/00 .........        100        107
Warren, Building
    Authority, RB,
    Pre-refunded @ 102, FSA (B)
    8.750%, 11/01/00 .........        100        112
Warren Woods, Public
    School System,
    Pre-refunded @ 100.50 (B)
    7.200%, 06/01/00 .........        100        106
Washtenaw, Community College,
    Series A, GO
    4.900%, 04/01/06 .........      1,200      1,230
Waterford Township,
    School District, GO
    4.850%, 06/01/10 .........      1,450      1,461
Wayne County, Airport
    Authority, Detroit
    Metro Airport Project,
    Series A, RB, MBIA
    6.400%, 12/01/01 .........        200        214
Wayne County, Building
    Authority, Capital
    Improvements, Series A,
    GO, MBIA
    5.625%, 06/01/04 .........      1,000      1,068
Western Townships,
    Utility Authority, GO,
    FSA, Escrowed to Maturity
    5.900%, 01/01/99 .........        160        161

                                     Face
 MICHIGAN TAX FREE BOND             Amount     Value
 PORTFOLIO (continued)               (000)     (000)
--------------------------------------------------------------------------------
Wixon County, Public
    Improvements, GO, AMBAC
    4.750%, 05/01/11 .........     $1,000    $   994
Wyandotte, Building Authority, RB,
    Escrowed to Maturity
    7.000%, 01/01/03 .........        100        111
Wyandotte, Electric
    Authority, RB, MBIA
    6.250%, 10/01/08 .........      1,700      1,910
Wyandotte, Finance Authority,
    Tax Allocation, RB, MBIA
    6.100%, 06/01/02 .........        500        533
                                             -------
        Total Michigan .......                88,217
                                             -------
        Total Municipal Bonds
           (Cost $85,211) ....                88,217
                                             -------


CASH EQUIVALENT -- 0.8%
SEI Institutional Tax Free Portfolio  687        687
                                             -------
        Total Cash Equivalent
           (Cost $687) .......                   687
                                             -------
        Total Investments -- 98.9%
           (Cost $85,898) ....                88,904
                                             -------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%        954
                                             -------
  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited

MICHIGAN TAX FREE BOND                        Value
PORTFOLIO (concluded)                         (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 8,846,345 outstanding
    shares of beneficial interest .....      $86,753
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 7,570 outstanding
    shares of beneficial interest                 76
Accumulated net realized gain ........            23
Net unrealized appreciation on investments     3,006
                                             -------
Total Net Assets -- 100.0% ...........       $89,858
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I .......        $10.15
                                             =======
Net Asset Value and Redemption
    Price Per Share -- Class A .......        $10.15
                                             =======
Maximum Offering Price Per Share --
    Class A ($10.15 / 95.5%) .........        $10.63
                                             =======
--------------------------------------------------------------------------------
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
(A) Security is held in connection with a letter of credit or standby bond purchase agreement issued by a major commercial bank or other financial institution.
(B) Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

   The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited
                                     Face
PRIME OBLIGATION MONEY              Amount    Value
MARKET PORTFOLIO                    (000)     (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 60.1%
AEROSPACE & DEFENSE -- 0.8%
Lockheed Martin
    5.690%, 08/14/98 .........     $1,000     $  998
                                              ------
FINANCIAL SERVICES -- 56.5%
Aesop Funding
    5.550%, 08/14/98 .........      4,600      4,591
Apreco
    5.560%, 08/17/98 .........      3,500      3,491
Corporate Receivable
    5.540%, 08/27/98 .........      2,150      2,141
Countrywide Home Loans
    5.570%, 08/05/98 .........      4,687      4,684
Delaware Funding
    5.550%, 08/07/98 .........      3,011      3,008
Enterprise Funding
    5.540%, 08/17/98 .........      4,200      4,190
Eureka Securities
    5.530%, 08/31/98 .........      3,500      3,484
Falcon Asset Securitization
    5.600%, 09/10/98 .........      2,000      1,988
General Motors Acceptance
    5.540%, 11/12/98 .........      1,000        984
    5.540%, 11/16/98 .........      3,100      3,049
Goldman Sachs Group LP
    5.540%, 08/26/98 .........      4,200      4,184
Greenwich Funding
    5.540%, 08/10/98 .........      4,575      4,569
Greyhawk Funding
    5.540%, 09/22/98 .........      4,000      3,968
GTE Funding
    5.550%, 08/12/98 .........      4,200      4,193
Island Finance
    5.570%, 08/04/98 .........      1,100      1,099
Kitty Hawk Funding
    5.600%, 08/26/98 .........      4,017      4,001
Merrill Lynch & Company
    5.560%, 09/11/98 .........      4,000      3,975
Mont Blanc Capital
    5.560%, 08/17/98 .........      2,000      1,995
Park Avenue Receivable
    5.560%, 08/12/98 .........      3,000      2,995
Peacock Funding
    5.520%, 11/09/98 .........      4,200      4,136


                                     Face
PRIME OBLIGATION MONEY              Amount     Value
MARKET PORTFOLIO(continued)         (000)      (000)
--------------------------------------------------------------------------------
Prefco
    5.570%, 08/13/98 .........     $4,200    $ 4,192
Quebec Province
    5.520%, 12/22/98 .........        500        489
Rose Funding
    5.560%, 09/14/98 .........      1,570      1,559
                                             -------
        Total Financial Services              72,965
                                             -------
RETAIL -- 2.8%
Wal-Mart Stores
    5.680%, 08/03/98 .........      3,650      3,649
                                             -------
        Total Commercial Paper
           (Cost $77,612) ....                77,612
                                             -------


U.S. GOVERNMENT AGENCY OBLIGATION -- 7.0%
FNMA (A)
    5.233%, 08/11/98 .........      9,000      9,000
                                             -------
        Total U.S. Government Agency Obligation
           (Cost $9,000) .....                 9,000
                                             -------


FLOATING RATE INSTRUMENTS -- 4.6%
People's Security Life (A)
    5.820%, 08/01/98 .........      3,000      3,000
Travelers Insurance (A)
    5.738%, 09/01/98 .........      3,000      3,000
                                             -------
        Total Floating Rate Instruments
           (Cost $6,000) .....                 6,000
                                             -------


CERTIFICATES OF DEPOSIT -- 15.1%
Bank Nova Scotia
    5.830%, 10/02/98 .........      3,000      2,999
Canadian Imperial Bank
    5.550%, 02/10/99 .........      3,000      2,998
Rabobank Nederland
    5.750%, 04/27/99 .........      4,000      3,998
Societe Generale
    5.795%, 04/27/99 .........      3,500      3,499
Svenska Handels
    5.740%, 06/01/99 .........      2,000      1,999


 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited
                                     Face
PRIME OBLIGATION MONEY             Amount     Value
MARKET PORTFOLIO (continued)        (000)     (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
Unibank
    5.950%, 12/01/98 .........     $4,000    $ 4,002
                                             -------
        Total Certificates of Deposit
           (Cost $19,495) ....                19,495
                                             -------


CORPORATE BOND -- 3.5%
Abbey National Treasury Service
    5.875%, 12/22/98 .........      4,500      4,502
                                             -------
        Total Corporate Bond
           (Cost $4,502) .....                 4,502
                                             -------


BANK NOTES -- 9.6%
American Express Centurion Bank (A)
    5.596%, 08/26/98 .........      4,200      4,200
Comerica Bank (A)
    5.536%, 08/13/98 .........      4,000      3,998
PNC Bank (A)
    5.472%, 08/03/98 .........      4,200      4,197
                                             -------
        Total Bank Notes
           (Cost $12,395) ....                12,395
                                             -------
        Total Investments -- 99.8%
           (Cost $129,004) ...               129,004
                                             -------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%        197
                                             -------


PRIME OBLIGATION MONEY                       Value
MARKET PORTFOLIO (concluded)                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value)
    based on 123,304,509 outstanding
    shares of beneficial interest ......    $123,305
Portfolio Shares of Class A (unlimited
    authorization -- no par value)
    based on 5,909,806 outstanding
    shares of beneficial interest ......       5,910
Accumulated net realized loss on
    investments ........................         (14)
                                            --------
Total Net Assets -- 100.0% .............    $129,201
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I .........       $1.00
                                            ========
Net Asset Value and Redemption
    Price Per Share -- Class A .........       $1.00
                                            ========
--------------------------------------------------------------------------------
FNMA -- Federal National Mortgage Association

LP -- Limited Partnership

(A) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on July 31, 1998. The date shown is the next scheduled reset date.

   The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS (000)                                                        GOLDEN OAK FAMILY OF FUNDS
For the Six Months Ended July 31, 1998                                                                Unaudited

                                                                 INTERMEDIATE-TERM   MICHIGAN   PRIME OBLIGATION
                                          GROWTH        VALUE         INCOME       TAX FREE BOND  MONEY MARKET
                                         PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
 Investment Income:
   Dividend Income ..................    $  206        $  247         $   --          $   --        $   --
   Interest Income ..................        60            24          4,017           2,190         3,872
---------------------------------------------------------------------------------------------------------------------------
     Total Investment Income ........       266           271          4,017           2,190         3,872
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .........        70            54            324             218           153
   Less: Waiver of Investment
     Advisory Fees ..................        --            --            (92)            (68)         (131)
   Investment Sub-Advisory Fees .....        82            81             --              --            51
   Administration Fees ..............        41            36            129              87           136
   Transfer Agent Fees ..............        14            14             19              17            20
   Custodian Fees ...................         2             2              7               5             7
   Professional Fees ................         4             3             13               9            13
   Registration Fees ................         1             1              5               3             5
   Distribution Fees(1) .............        --            --             --              --             8
   Amortization of Deferred
     Organizational Costs ...........        --             2             --               2            --
   Trustee Fees .....................         1             1              4               3             5
   Printing Expenses ................         3             2              9               6            10
   Other Expenses ...................         2             1              3               2             3
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses, Net of Waivers .       220           197            421             284           280
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income ............        46            74          3,596           1,906         3,592
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold .............     3,242         3,819            624              20            (5)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments .................     3,933          (878)          (726)           (741)           --
   Net Realized and Unrealized
     Gain on Investments ............     7,175         2,941           (102)           (721)           (5)
   Increase in Net Assets Resulting
     From Operations ................    $7,221        $3,015         $3,494          $1,185        $3,587
============================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

(1) All distribution fees are incurred in the Class A Shares.

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the Period Ended July 31, 1998 (Unaudited) and the Period Ended January 31, 1998


                                                           GROWTH                                     VALUE
                                                          PORTFOLIO                                PORTFOLIO(1)
                                                   --------------------------                 -----------------------
                                                   2/1/98 TO        2/1/97 TO                 2/1/98 TO     6/23/97 TO
                                                    7/31/98          1/31/98                   7/31/98        1/31/98
---------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income                             $    46         $     9                   $    74       $    124
  Net Realized Gain (Loss) on Securities Sold         3,242           9,392                     3,819          6,415
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .............       3,933            (664)                     (878)        (4,133)
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
    from Investment Operations ................       7,221           8,737                     3,015          2,406
----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ...................................         (27)             --                       (72)          (100)
    Class A ...................................          --              --                        --             --
  Realized Net Gain
    Class I ...................................          --          (7,682)                       --         (4,168)
    Class A ...................................          --             (63)                       --            (10)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions ...........................         (27)         (7,745)                      (72)        (4,278)
----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I: ......................................
  Proceeds from Shares Issued                         6,670          10,958                     5,914         10,911
  Value from Shares Issued in Connection
    with Acquisition of Common Trust Fund Assets
   (See note 8) ...............................          --             --                         --         26,599
                                                         --
  Reinvestment of Cash Distributions                     --               2                        --              8
  Cost of Shares Redeemed .....................      (7,003)         (8,688)                   (3,519)        (4,733)
---------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ..............        (333)          2,272                     2,395         32,785
---------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued .................         123              43                       136             53
  Reinvestment of Cash Distributions ..........          --              63                        --              7
  Cost of Shares Redeemed .....................         (33)            (22)                       --             --
----------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ..............          90              84                       136             60
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
  Capital Share Transactions ..................        (243)          2,356                     2,531         32,845
----------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ......        6,951           3,348                     5,474         30,973
----------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ........................       36,547          33,199                    30,973             --
----------------------------------------------------------------------------------------------------------------------------
  End of Period ..............................      $43,498         $36,547                   $36,447        $30,973
============================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ..............................          451             857                       579          1,109
  Shares Issued in Connection with Acquisition
    of Common Trust Fund Assets (See note 8) .           --              --                        --          2,660
  Shares Issued in Lieu of Cash Distributions            --              --                        --              1
  Shares Redeemed ............................         (468)           (600)                     (337)          (455)
----------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions .............          (17)            257                       242          3,315
----------------------------------------------------------------------------------------------------------------------------
Class A
  Shares Issued ..............................            8               3                        13              5
  Shares Issued in Lieu of Cash Distributions            --               6                        --              1
  Shares Redeemed ............................           (2)             (2)                       --             --
----------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions .............            6               7                        13              6
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ........          (11)            264                       255          3,321
============================================================================================================================


                                         INTERMEDIATE-TERM               MICHIGAN               PRIME OBLIGATION
                                              INCOME                   TAX FREE BOND              MONEY MARKET
                                             PORTFOLIO                 PORTFOLIO(1)                 PORTFOLIO
                                       ----------------------     -----------------------     ---------------------
                                       2/1/98 TO    2/1/97 TO      2/1/98 TO  6/23/97 TO      2/1/98 TO   2/1/97 TO
                                        7/31/98      1/31/98        7/31/98     1/31/98        7/31/98     1/31/98
---------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ............   $  3,596    $  6,948        $  1,906     $ 2,223       $  3,592   $  7,183
  Net Realized Gain (Loss)
    on Securities Sold .............        624        (406)             20         137             (5)         8
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments .................       (726)      3,080            (741)      1,943             --         --
---------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
    Resulting from Investment
    Operations .....................      3,494       9,622           1,185       4,303          3,587      7,191
---------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ........................     (3,592)     (6,945)         (1,905)     (2,222)        (3,429)    (5,163)
    Class A ........................         (4)         (4)             (1)         (1)          (163)    (2,020)
  Realized Net Gains
    Class I ........................         --          --              --        (134)            --         --
    Class A ........................         --          --              --          --             --         --
---------------------------------------------------------------------------------------------------------------------
Total Distributions ................     (3,596)     (6,949)         (1,906)     (2,357)        (3,592)    (7,183)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ......     16,267      31,561          15,691      13,619         86,456    220,104
  Value from Shares Issued in
    Connection with Acquisition of
    Common Trust Fund Assets (See note 8)    --          --              --       77,580            --         --
  Reinvestment of Cash Distributions          2           1              --          --              1          4
  Cost of Shares Redeemed ..........     (8,688)    (24,986)        (10,746)     (7,587)       (91,137)  (186,643)
---------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...      7,581       6,576           4,945      83,612         (4,680)    33,465
---------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ......        333           2             123           8          6,327    214,687
  Reinvestment of Cash Distributions          3           3               1          --            137        274
  Cost of Shares Redeemed ..........         (3)        (27)            (56)         --         (6,936)  (280,270)
---------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...        333         (22)             68           8           (472)   (65,309)
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   From Capital Share Transactions        7,914       6,554           5,013      83,620         (5,152)   (31,844)
---------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets   7,812       9,227           4,292      85,566         (5,157)   (31,836)
---------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ..............    126,000     116,773          85,566          --        134,358    166,194
---------------------------------------------------------------------------------------------------------------------
  End of Period ....................   $133,812    $126,000         $89,858     $85,566       $129,201   $134,358
=====================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ....................      1,628       3,195           1,547       1,349         86,456    220,104
  Shares Issued in Connection with
    Acquisition of Common Trust
    Fund Assets (See note 8) .......         --          --              --       7,758             --         --
  Shares Issued in Lieu of Cash
    Distributions ..................         --          --              --          --              1          4
  Shares Redeemed ..................       (867)     (2,527)         (1,058)       (750)       (91,137)  (186,643)
---------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...        761         668             489       8,357         (4,680)    33,465
---------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ....................         33          --              12           1          6,327    214,687
  Shares Issued in Lieu of Cash
    Distributions ..................         --          --              --          --            137        274
  Shares Redeemed ..................         --          (3)             (5)         --         (6,936)  (280,270)
---------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...         33          (3)              7           1           (472)   (65,309)
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares       794         665             496       8,358         (5,152)   (31,844)
=====================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on June 23, 1997

  The accompanying notes are an integral part of the financial statements.
                                     18 & 19

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period

For the Periods Ended July 31, 1998 (Unaudited) and the Periods Ended January 31,


                NET                     REALIZED         DISTRIBUTIONS           NET                    NET
               ASSET                      AND        --------------------       ASSET                  ASSETS      RATIO OF
               VALUE         NET       UNREALIZED        NET        NET         VALUE                   END        EXPENSES
             BEGINNING   INVESTMENT    GAIN (LOSS)   INVESTMENT  REALIZED        END        TOTAL    OF PERIOD    TO AVERAGE
             OF PERIOD    INCOME    ON INVESTMENTS     INCOME      GAIN       OF PERIOD    RETURN+     (000)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    1998**    $12.66      $ 0.02       $ 2.46         $(0.01)     $  --       $15.13       19.59%    $ 43,040       1.07%
    1998       12.66          --         3.12             --      (3.12)       12.66       25.85       36,240       1.07
    1997       10.26          --         2.44          (0.01)     (0.03)       12.66       23.79       32,973       1.10
    1996       10.00        0.07         1.74          (0.07)     (1.48)       10.26       18.81       24,775       1.10
    1995       10.82        0.08        (0.64)         (0.08)     (0.18)       10.00       (5.24)      32,931       1.10
    1994(1)    10.00        0.08         0.82          (0.08)        --        10.82        9.08       24,955       1.10
GROWTH PORTFOLIO CLASS A
    1998**    $12.51      $   --       $ 2.43         $   --      $  --       $14.94       19.42%    $    458       1.32%
    1998       12.57       (0.01)        3.07             --      (3.12)       12.51       25.56          307       1.32
    1997       10.20       (0.03)        2.43             --      (0.03)       12.57       23.56          226       1.35
    1996        9.96        0.04         1.72          (0.04)     (1.48)       10.20       18.43          193       1.35
    1995       10.81        0.05        (0.67)         (0.05)     (0.18)        9.96       (5.76)         125       1.35
    1994(2)     9.54        0.02         1.27          (0.02)        --        10.81       22.00*         173       1.35*
VALUE PORTFOLIO CLASS I
    1998**    $ 9.33      $ 0.02       $ 0.86         $(0.02)     $  --       $10.19        9.43%    $ 36,258       1.10%
    1998(3)    10.00        0.04         0.86          (0.04)     (1.53)        9.33        9.15       30,922       1.10*
VALUE PORTFOLIO CLASS A
    1998**    $ 9.32      $ 0.02       $ 0.86         $(0.01)     $  --       $10.19        9.45%    $    189       1.35%
    1998(3)    10.00        0.02         0.86          (0.03)     (1.53)        9.32        8.97           51       1.35*
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1998**    $10.04      $ 0.28       $(0.01)        $(0.28)     $  --       $10.03        2.69%    $133,415       0.65%
    1998        9.83        0.56         0.21          (0.56)        --        10.04        8.07      125,936       0.65
    1997       10.15        0.54        (0.32)         (0.54)        --         9.83        2.31      116,689       0.65
    1996        9.52        0.56         0.63          (0.56)        --        10.15       12.83      104,270       0.65
    1995       10.19        0.50        (0.67)         (0.50)        --         9.52       (1.61)      80,064       0.65
    1994(1)    10.00        0.46         0.23          (0.46)     (0.04)       10.19        6.99       64,329       0.65
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1998**    $10.04      $ 0.26       $(0.01)        $(0.26)     $  --       $10.03        2.56%    $    397       0.90%
    1998        9.83        0.53         0.21          (0.53)        --        10.04        7.78           64       0.90
    1997       10.15        0.52        (0.32)         (0.52)        --         9.83        2.05           84       0.90
    1996        9.52        0.54         0.63          (0.54)        --        10.15       12.54          210       0.90
    1995       10.19        0.48        (0.67)         (0.48)        --         9.52       (1.85)         314       0.90
    1994(2)    10.12        0.31         0.11          (0.31)     (0.04)       10.19        6.72*         365       0.90*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1998**    $10.24      $ 0.22       $(0.09)        $(0.22)     $  --       $10.15        1.29%    $ 89,781       0.65%
    1998(3)    10.00        0.27         0.26          (0.27)     (0.02)       10.24        5.35       85,556       0.65*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1998**    $10.24      $ 0.21       $(0.09)        $(0.21)     $  --       $10.15        1.16%    $     77       0.90%
    1998(3)    10.00        0.27         0.26          (0.27)     (0.02)       10.24        5.31           10       0.90*
=========================================================================================================================


                                RATIO OF       RATIO OF
                      RATIO OF  EXPENSES      NET INCOME
                        NET     TO AVERAGE     TO AVERAGE
                      INCOME    NET ASSETS     NET ASSETS    PORTFOLIO
                    TO AVERAGE  (EXCLUDING     (EXCLUDING    TURNOVER
                    NET ASSETS   WAIVERS)       WAIVERS)       RATE
--------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    1998**               0.23%    1.07%          0.23%     31.03%
    1998                 0.03     1.07           0.03     131.54
    1997                 0.04     1.11           0.03     130.69
    1996                 0.62     1.17           0.55     189.48
    1995                 0.74     1.24           0.60      84.00
    1994(1)              0.77     1.21           0.66      68.91
GROWTH PORTFOLIO CLASS A
    1998**              (0.02)%   1.32%         (0.02)%    31.03%
    1998                (0.21)    1.32          (0.21)    131.54
    1997                (0.20)    1.36          (0.21)    130.69
    1996                 0.30     1.42           0.23     189.48
    1995                 0.49     1.49           0.35      84.00
    1994(2)              0.33*    1.45*          0.23*     68.91
VALUE PORTFOLIO CLASS I
    1998**               0.41%    1.10%          0.41%     68.38%
    1998(3)              0.72*    1.28*          0.54*     90.97
VALUE PORTFOLIO CLASS A
    1998**               0.16%    1.35%          0.16%     68.38%
    1998(3)              0.31*    1.53*          0.13*     90.97
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1998**               5.56%    0.79%          5.42%     57.81%
    1998                 5.66     0.80           5.51      60.78
    1997                 5.48     0.80           5.33      34.67
    1996                 5.68     0.84           5.49     121.47
    1995                 5.21     0.86           5.00     141.51
    1994(1)              4.47     0.83           4.29      71.73
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1998**               5.36%    1.04%          5.22%     57.81%
    1998                 5.40     1.05           5.25      60.78
    1997                 5.20     1.05           5.05      34.67
    1996                 5.49     1.09           5.30     121.47
    1995                 4.96     1.11           4.75     141.51
    1994(2)              4.27*    1.08*          4.09*     71.73
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1998**               4.37%    0.81%          4.21%      2.29%
    1998(3)              4.41*    0.82*          4.24*      9.77
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1998**               4.12%    1.06%          3.96%      2.29%
    1998(3)              4.15*    1.07*          3.98*      9.77
================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
 *  Annualized
**  For the period ended July 31, 1998 (Unaudited). All ratios for the period have been annualized. Total returns are for the period indicated and have not been annualized.
 +  Total return does not reflect the sales charge on Class A shares.
(1) Commenced operations February 1, 1993.
(2) Commenced operations June 18, 1993.
(3) Commenced operations June 23, 1997. Total return is for the period indicated and has not been annualized.


     The accompanying notes are an integral part of the financial statements.


                                                                                      GOLDEN OAK FAMILY OF FUNDS


                NET                     REALIZED         DISTRIBUTIONS           NET                    NET
               ASSET                      AND        --------------------       ASSET                  ASSETS      RATIO OF
               VALUE         NET       UNREALIZED        NET        NET         VALUE                   END        EXPENSES
             BEGINNING   INVESTMENT    GAIN (LOSS)   INVESTMENT  REALIZED        END        TOTAL    OF PERIOD    TO AVERAGE
             OF PERIOD    INCOME    ON INVESTMENTS     INCOME      GAIN       OF PERIOD    RETURN+     (000)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1998**  $ 1.00         $0.03          $ --       $(0.03)      $ --         $ 1.00       5.42%      $123,292      0.40%
    1998      1.00          0.05            --        (0.05)        --           1.00       5.41        127,977      0.40
    1997      1.00          0.05            --        (0.05)        --           1.00       5.21         94,508      0.40
    1996      1.00          0.06            --        (0.06)        --           1.00       5.74        107,409      0.40
    1995      1.00          0.04            --        (0.04)        --           1.00       4.21        109,076      0.40
    1994(1)   1.00          0.03            --        (0.03)        --           1.00       2.87        117,188      0.40
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1998**  $ 1.00         $0.02          $ --       $(0.02)      $ --         $ 1.00       5.15%      $  5,909      0.65%
    1998      1.00          0.05            --        (0.05)        --           1.00       5.15          6,381      0.65
    1997      1.00          0.05            --        (0.05)        --           1.00       4.95         71,686      0.65
    1996      1.00          0.05            --        (0.05)        --           1.00       5.47         75,293      0.65
    1995      1.00          0.04            --        (0.04)        --           1.00       3.95         21,018      0.65
    1994(2)   1.00            --            --           --         --           1.00       2.90*           104      0.65*
===============================================================================================================================



                                  RATIO OF       RATIO OF
                      RATIO OF    EXPENSES      NET INCOME
                        NET      TO AVERAGE     TO AVERAGE
                      INCOME      NET ASSETS     NET ASSETS
                    TO AVERAGE   (EXCLUDING     (EXCLUDING
                    NET ASSETS     WAIVERS)       WAIVERS)
--------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1998**                5.29%      0.59%       5.10%
    1998                  5.29       0.59        5.10
    1997                  5.08       0.68        4.80
    1996                  5.60       0.70        5.30
    1995                  4.20       0.68        3.92
    1994(1)               2.83       0.67        2.56
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1998**                5.04%      0.84%       4.85%
    1998                  4.99       0.84        4.80
    1997                  4.83       0.93        4.55
    1996                  5.31       0.95        5.01
    1995                  3.95       0.93        3.67
    1994(2)               2.68*      0.93*       2.40
================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
 * Annualized
** For the period ended July 31, 1998 (Unaudited). All ratios including total return for the period have been annualized.
 + Total return does not reflect the sales charge on Class A shares.
(1) Commenced operations February 1, 1993.
(2) Commenced operations January 20, 1994.

  The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                        GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                         Unaudited


1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund(the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Fund Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Actof 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio (formerly Golden Oak Diversified Growth), Golden Oak Value Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). On August 11, 1997 the Trustees for the Arbor Fund approved a name change for the Class A shares of each Portfolio to the Institutional (Class I) shares, and the Class B shares to the Class A shares. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME --Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A bears a class specific 12b-1 fee.

DISTRIBUTIONS -- Distributions from net investment income are declared and paid quarterly to Shareholders of the Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $100,000 for each of the Golden Oak Michigan Tax Free Bond Portfolio and the Golden Oak Value Portfolio.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co.
(the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A shares of each Portfolio.


4. Investment Advisory Agreement:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth Portfolio, .29% of the first $50 million, .39% of the next $50 million, and .34% of any amount above $100 million of the average daily net assets of the Value Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million and .28% of any amount above $500 million of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                         Unaudited

reimburse each Portfolio's expenses) in order to limit operating expenses of the Class I and Class A shares (exclusive of distribution expenses) to not more than 1.10% of the average daily net assets of the Equity Portfolios, .65% of the average daily net assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth Portfolio pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolio.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value Portfolio pursuant to a sub-advisory agreement dated June 23, 1997 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Portfolio.


5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $14,400 for organizational work performed by a law firm of which two officers of the Trust and a trustee of the Trust are partners.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

The Trust has paid legal fees to a law firm of which two officers of the Trust and a trustee of the Trust are partners.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the period ended July 31, 1998, were as follows:

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                          Unaudited

                               INTERMEDIATE-  MICHIGAN
                                   TERM       TAX FREE
                 GROWTH   VALUE   INCOME       BOND
                  (000)   (000)    (000)      (000)
--------------------------------------------------------------------------------
Purchases:
 U.S. Government $   --  $    --  $40,717    $   --
 Other .......   12,442   26,446   35,119     6,866
Sales:
 U.S. Government $   --  $    --  $45,680    $   --
 Other .......   12,056   23,783   20,610     1,957


At July 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 1998 for the Equity and Bond Portfolios are as follows:

                             INTERMEDIATE- MICHIGAN
                                 TERM      TAX FREE
                GROWTH   VALUE  INCOME       BOND
                 (000)   (000)   (000)       (000)
----------------------------------------------------
Aggregate Gross
  Unrealized
  Appreciation $10,550 $ 9,201   $1,740    $3,025
Aggregate Gross
  Unrealized
  Depreciation .  (577) (1,496)    (107)      (19)
                ------ -------   ------    ------
Net Unrealized
  Appreciation $ 9,973 $ 7,705   $1,633    $3,006
               ======= =======   ======    ======

7. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Golden Oak Michigan Tax Free Bond Portfolio invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Golden Oak Michigan Tax Free Bond invests primarily in obligations located in Michigan.

NOTES TO FINANCIAL STATEMENTS (concluded)            GOLDEN OAK FAMILY OF FUNDS
July 31, 1998                                                         Unaudited

8. Common Trust Fund Conversions:

On June 23, 1997, certain Common Trust Funds of Citizens Bank and its affiliates were converted into the Golden Oak Family of Funds. The Funds that were involved in the conversion were as follows:

COMMON TRUST FUND        GOLDEN OAK PORTFOLIO
------------------------------------------------
Tax Exempt Bond Fund     Michigan Tax Free Bond
                         Portfolio

Value Equity Fund        Value Portfolio

The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for each Fund and the net assets (including unrealized appreciation) of each fund immediately before the conversion were as follows:

COMMON            NET    UNREALIZED    GOLDEN OAK
TRUST FUND      ASSETS  APPRECIATION  SHARES ISSUED
----------------------------------------------------
Tax Exempt
   Bond Fund  $77,580,483 $ 1,803,730    7,758,048

Value Equity
   Fund        26,599,230  12,716,514    2,659,923

THE  GOLDEN OAK FAMILY OF FUNDS
GROWTH PORTFOLIO
VALUE PORTFOLIO
INTERMEDIATE-TERM INCOME PORTFOLIO
MICHIGAN TAX FREE BOND PORTFOLIO
PRIME OBLIGATION MONEY MARKET PORTFOLIO

INVESTMENT ADVISER:
CITIZENS BANK
328 SOUTH SAGINAW STREET
FLINT, MI 48502

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456



FOR INFORMATION, CALL:
1-800-545-6331

GOK-F-002-03